Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of accrued expenses and other current liabilities
	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Salary and welfare payable	8,101	12,803	1,856
Payable for acquisition of noncontrolling interests	245	245	36
Accrued rental	1,140	1,244	180
Accrued expenses(1)	8,174	10,172	1,475
Value added tax and other taxes payable	417	359	52
Payable for property and equipment	71	46	7
Accrued utilities	58	41	6
Other payables	1,564	1,011	146
Total	19,770	25,921	3,758
(1):	the accrued expenses mainly consists of accrued professional fees.